LEASE (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease expense
Operating lease cost	$ 97,294
Short-term lease cost	0
Total	97,294
Cash payment for operating lease under ASC 842	$ 105,402	$ 104,216